Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Fundamental Investors
Entity Central Index Key	0000039473
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fundamental Investors Class A - ANCFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class A
Trading Symbol	ANCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 23.04% for the year ended
December
31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total ret
ur
ns
	1 year	5 years	10 years
Fundamental Investors — Class A (with sales charge) *	15.97%	11.36%	11.35%
Fundamental Investors — Class A (without sales charge) *	23.04%	12.68%	12.01%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class C - AFICX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class C
Trading Symbol	AFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.33%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 22.13% for the year ended December 31, 2024. That result comp are
s with a
25.02
% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were als
o pos
itive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class C (with sales charge) *	21.13%	11.85%	11.32%
Fundamental Investors — Class C (without sales charge) *	22.13%	11.85%	11.32%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, an
d therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
MS
CI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder woul d pa y on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class T - TFFFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class T
Trading Symbol	TFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 invest men t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 23.36% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class T (with sales charge) 2	20.27%	12.40%	12.53%
Fundamental Investors — Class T (without sales charge) 2	23.36%	12.97%	12.89%
S&P 500 Index 3	25.02%	14.53%	14.51%
MSCI World Index 3	18.67%	11.17%	11.28%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LL
C
and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	Th e line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-1 - AFIFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-1
Trading Symbol	AFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.99% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the
U.
S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-1 *	22.99%	12.63%	11.94%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC a
n
d MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-2 - FINFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-2
Trading Symbol	FINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (ba sed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.30% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-2 *	23.30%	12.93%	12.24%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class F-3 - FUNFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class F-3
Trading Symbol	FUNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3.
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.44% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class F-3 2	23.44%	13.05%	13.01%
S&P 500 Index 3	25.02%	14.53%	14.58%
MSCI World Index 3	18.67%	11.17%	11.39%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-A - CFNAX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-A
Trading Symbol	CFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.98% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-A (with sales charge) *	18.68%	11.84%	11.54%
Fundamental Investors — Class 529-A (without sales charge) *	22.98%	12.64%	11.94%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-C - CFNCX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-C
Trading Symbol	CFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.38%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 22.07% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-C (with sales charge) *	21.07%	11.79%	11.51%
Fundamental Investors — Class 529-C (without sales charge) *	22.07%	11.79%	11.51%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and the re
fore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones I ndic
es LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-E - CFNEX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-E
Trading Symbol	CFNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.70% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-E *	22.70%	12.38%	11.68%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-T - TIIIX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-T
Trading Symbol	TIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.29% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-T (with sales charge) 2	20.20%	12.33%	12.46%
Fundamental Investors — Class 529-T (without sales charge) 2	23.29%	12.90%	12.83%
S&P 500 Index 3	25.02%	14.53%	14.51%
MSCI World Index 3	18.67%	11.17%	11.28%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-1 - CFNFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-1
Trading Symbol	CFNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.21% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-F-1 *	23.21%	12.86%	12.17%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-2 - FFXFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-2
Trading Symbol	FFXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.31% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Fundamental Investors — Class 529-F-2 2	23.31%	16.10%
S&P 500 Index 3	25.02%	16.89%
MSCI World Index 3	18.67%	13.92%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class 529-F-3 - FEEFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class 529-F-3
Trading Symbol	FEEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.33%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.34% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Fundamental Investors — Class 529-F-3 2	23.34%	16.15%
S&P 500 Index 3	25.02%	16.89%
MSCI World Index 3	18.67%	13.92%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-1 - RFNAX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-1
Trading Symbol	RFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.08% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-1 *	22.08%	11.81%	11.13%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2 - RFNBX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2
Trading Symbol	RFNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.09% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2 *	22.09%	11.82%	11.14%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-2E - RFEBX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-2E
Trading Symbol	RFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 119	1.07%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.44% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2E *	22.44%	12.14%	11.49%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have
been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-3 - RFNCX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-3
Trading Symbol	RFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.63% for the year ended December 31, 2024.
That
result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-3 *	22.63%	12.31%	11.63%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-4 - RFNEX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-4
Trading Symbol	RFNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.98% for the year ended December 31,
2024
. That result
compares
with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-4 *	22.98%	12.65%	11.96%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5E - RFNHX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5E
Trading Symbol	RFNHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.23% for the year ended
December
31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class R-5E 2	23.23%	12.87%	12.77%
S&P 500 Index 3	25.02%	14.53%	14.05%
MSCI World Index 3	18.67%	11.17%	10.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-5 - RFNFX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-5
Trading Symbol	RFNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 36	0.32%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.35% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-5 *	23.35%	12.99%	12.30%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Fundamental Investors Class R-6 - RFNGX [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Investors®
Class Name	Class R-6
Trading Symbol	RFNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.44% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for
additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-6 *	23.44%	13.04%	12.36%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 140,802,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 325,000,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)